Debt - German Private Placement (Schuldschein) Narrative (Details) € in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) matured_tranche	Oct. 31, 2022 USD ($) matured_tranche	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2017 USD ($) tranche_dollar	Aug. 31, 2022 USD ($)	Aug. 31, 2022 EUR (€)
Debt Instrument [Line Items]
Face amount of debt instrument			$ 1,399,462,000		$ 1,529,855,000
Repayment of long-term debt			$ 601,536,000		400,000,000	$ 480,003,000
Tranche in U.S. dollar | tranche_dollar							1
German Private Placement (2022 Schuldschein) | August 2035
Debt Instrument [Line Items]
Notional amount | €				€ 70.0
Stated interest rate			3.04%
Interest rate increase (decrease) for ESG rating			0.025%	0.025%
Private Placement Bond | German Private Placement (2017 Schuldschein)
Debt Instrument [Line Items]
Face amount of debt instrument			$ 15,069,000		121,009,000		$ 331,100,000
Repayment of long-term debt	$ 101,500,000	$ 153,000,000	101,536,000		0	$ 153,003,000
Tranches matured | matured_tranche	2	4
Unrealized gain (loss) recorded in equity			1,100,000
Debt issuance cost							$ 1,200,000
Private Placement Bond | German Private Placement (2022 Schuldschein)
Debt Instrument [Line Items]
Face amount of debt instrument			384,393,000		$ 408,846,000				€ 370.0
Unrealized gain (loss) recorded in equity			$ 11,800,000
Debt issuance cost								$ 1,200,000